Contingent liabilities and financial commitments - General Litigation Overview - Additional Information (Details) £ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($) MZN (MT) EUR (€) CAD ($) AOA (Kz) NGN (₦) KRW (₩) BDT (৳) TRY (₺) ARS ($) BRL (R$) Case	Dec. 31, 2025 GBP (£) MZN (MT) EUR (€) CAD ($) AOA (Kz) NGN (₦) KRW (₩) BDT (৳) TRY (₺) ARS ($) USD ($) BRL (R$) Case	Dec. 31, 2024 Case	Dec. 31, 2023 HRK (kn)
Disclosure Of Commitments And Contingencies [Line Items]
Provisions under state settlement agreements	$ 5,200,000,000	£ 3.9
Initial number of cases	4,000	4,000
Number of cases after reduction	400	400
US dollar
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.3451	1.3451
Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.8437	1.8437
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €	1.1453	1.1453
Angola, Kwanza
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz	1,241.5242	1,241.5242
Argentina, Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1,952.4108	1,952.4108
Bangladesh, Taka
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ৳	164.432	164.432
Brazil, Brazil Real
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$	7.371	7.371
Mozambique, Meticais
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | MT	85.9554	85.9554
Nigeria, Nairas
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦	1,945.9511	1,945.9511
Korea (South), Won
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩	1,937.61	1,937.61
Turkey, New Lira
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₺	57.7887	57.7887
Croatia, Kuna
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn				7.5345
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	2	2	12
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	42	42	50
Outside United States | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	2	2
Canada | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
Venezeula | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	20	20
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	7	7
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	5	5
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	5	5
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	2	2
Turkey | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	2	2
Further one jurisdiction | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1